INVESTMENTS - Investment, Fair Value and NAV (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net increase	$ 95,384,686
Total Investments at fair value	1,033,179,576	$ 938,666,319
Level 1
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investments at fair value	413,366,781	403,789,100
Equity funds | Level 1
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investments at fair value	255,579,504	217,898,511
Bond funds | Level 1
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investments at fair value	33,019,340	30,157,030
Common stock
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net increase	(14,814,310)
Common stock | Level 1
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investments at fair value	124,767,937	155,733,559
Pooled, common and collective funds at net asset value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net increase	84,580,445
Pooled, common and collective funds at net asset value | NAV per share
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Investments at fair value	619,812,795	$ 534,877,219
Mutual funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net increase	41,520,096
All Investments
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net increase	$ 111,286,231